Acquisitions and other transactions (Details) $ / shares in Units, $ in Millions, $ in Millions						6 Months Ended
	Jul. 25, 2022 USD ($) item	Jul. 18, 2022 USD ($) oz shares	Jul. 18, 2022 USD ($) $ / shares shares	May 02, 2022 USD ($)	Apr. 14, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 18, 2022 $ / shares	Apr. 14, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Acquisitions
Total contributions made						$ 3.6	$ 4.1
Mineral Rights With Continental Resources Inc
Acquisitions
Cumulative investment in royalty acquisition venture						432.0
Mineral Rights With Continental Resources Inc | Top
Acquisitions
Total cumulative investment						88.0
Mineral Rights With Continental Resources Inc | Accounts payable
Acquisitions
Consideration transferred						$ 0.6				$ 1.7
Caserones Royalty, Chile
Acquisitions
Consideration transferred					$ 37.4
Percentage of NSR					0.4582%
Share Price | $ / shares									$ 3.30
Castle Mountain Royalty, California
Acquisitions
Consideration transferred				$ 6.0
Percentage of NSR				2.00%
EMX Royalty Corporation
Acquisitions
Value of common shares issued in acquisition					$ 10.0				$ 12.6
Number of common shares issued per unit | shares					1
Number of common share, each warrant can exercise | shares					1				1
Exercise price of warrants held | $ / shares									$ 4.45
Exercise period					5 years
Number of shares acquired | shares					3,812,121
Percentage of Net Smelter Return Castle Mountain
Acquisitions
Percentage of NSR				2.65%
Percentage of Net Smelter Return Pacific Clay
Acquisitions
Percentage of NSR				4.65%
G Mining Ventures, Tocantinzinho Gold Project, Brazil | Acquisition of gold stream
Acquisitions
Consideration transferred		$ 250.0	$ 250.0
Secured term loan receivable		$ 75.0	75.0
Percentage of gold produced to be delivered until the threshold is met		12.50%
Business Acquisition, Percentage Of Gold Produced To Be Delivered For Remaining Life		7.50%
Threshold Amount To Be Spent On Project to Trigger Draw Down From Deposit		$ 95.0	$ 95.0
Percentage Of Spot Gold Price Receivable		20.00%	20.00%
Percentage of fee on undrawn amounts		1.00%
Percentage of original issue discount		2.00%
Number of securities into which the class of warrant or right may be converted | shares		11,500,000	11,500,000
Warrants and rights outstanding, term		5 years
Deliveries of ounces of refined gold threshold | oz		300,000
Exercise price per common share | $ / shares								$ 1.90
Number of shares purchased | shares		44,687,500
Gross proceeds from common shares		$ 27.5
Share price per common share | $ / shares			$ 0.80
G Mining Ventures, Tocantinzinho Gold Project, Brazil | Acquisition of gold stream | Three Month Term Secured Overnight Financing Rate
Acquisitions
Borrowings, adjustment to interest rate basis		5.75%	5.75%
Borrowings Adjustment To Interest Rate Basis After Completion Test Are Achieved On The Project		4.75%
G Mining Ventures, Tocantinzinho Gold Project, Brazil | Acquisition of gold stream | G Mining Ventures
Acquisitions
Debt Instrument, Percentage Of Repayment Upon Maturity		25.00%
G Mining Ventures, Tocantinzinho Gold Project, Brazil | Acquisition of gold stream | G Mining Ventures | Stream Term Loan
Acquisitions
Notional amount		$ 75.0	$ 75.0
IFRS Debt Instrument Term		6 years
Debt Instrument, Availability Period		3 years 6 months
Royalties in Chile | Acquisition of Royalties
Acquisitions
Consideration transferred	$ 1.0
Number of royalties acquired | item	7
Percentage of net smelter return on precious metals	2.00%
Percentage of net smelter return on base metals	1.00%